Derivative Financial Instruments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Derivative Financial Instruments
10	Derivative Financial Instruments

(a)	Notional amounts (1)
The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Other derivative contracts – other includes precious metals other than gold, and other commodities including energy and base metal derivatives.

	2023			2022
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$445,831	$–	$445,831	$205,283	$–	$205,283
Options purchased	12,829	–	12,829	–	–	–
Options written	11,787	–	11,787	–	–	–
	470,447	–	470,447	205,283	–	205,283
Over-the-counter:
Forward rate agreements	–	–	–	305	–	305
Swaps	383,961	40,250	424,211	365,945	30,871	396,816
Options purchased	42,320	–	42,320	39,321	–	39,321
Options written	50,717	–	50,717	44,567	–	44,567
	476,998	40,250	517,248	450,138	30,871	481,009
Over-the-counter (settled through central counterparties):
Forward rate agreements	92,773	–	92,773	132,691	–	132,691
Swaps	5,057,948	219,390	5,277,338	5,061,950	255,932	5,317,882
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	5,150,721	219,390	5,370,111	5,194,641	255,932	5,450,573
Total	$6,098,166	$259,640	$6,357,806	$5,850,062	$286,803	$6,136,865
Foreign exchange and gold contracts
Exchange-traded:
Futures	$21,336	$–	$21,336	$14,880	$–	$14,880
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	21,336	–	21,336	14,880	–	14,880
Over-the-counter:
Spot and forwards	448,449	23,364	471,813	433,314	38,737	472,051
Swaps	722,095	139,184	861,279	576,564	118,890	695,454
Options purchased	33,155	–	33,155	25,783	–	25,783
Options written	37,292	–	37,292	26,716	–	26,716
	1,240,991	162,548	1,403,539	1,062,377	157,627	1,220,004
Over-the-counter (settled through central counterparties):
Spot and forwards	16,011	–	16,011	15,662	–	15,662
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	16,011	–	16,011	15,662	–	15,662
Total	$1,278,338	$162,548	$1,440,886	$1,092,919	$157,627	$1,250,546
Other derivative contracts
Exchange-traded:
Equity	$54,880	$–	$54,880	$56,472	$–	$56,472
Credit	–	–	–	–	–	–
Commodity and other contracts	31,321	–	31,321	30,441	–	30,441
	86,201	–	86,201	86,913	–	86,913
Over-the-counter:
Equity	72,005	818	72,823	62,617	873	63,490
Credit	18,408	–	18,408	19,957	–	19,957
Commodity and other contracts	28,912	–	28,912	31,959	–	31,959
	119,325	818	120,143	114,533	873	115,406
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	9,553	–	9,553	7,077	–	7,077
Commodity and other contracts	150	–	150	388	–	388
	9,703	–	9,703	7,465	–	7,465
Total	$215,229	$818	$216,047	$208,911	$873	$209,784
Total notional amounts outstanding	$7,591,733	$423,006	$8,014,739	$7,151,892	$445,303	$7,597,195

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

(b)	Remaining term to maturity
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2023 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$316,054	$129,359	$418	$445,831
Forward rate agreements	91,900	873	–	92,773
Swaps	1,887,305	2,452,721	1,361,523	5,701,549
Options purchased	32,854	19,765	2,530	55,149
Options written	30,878	19,808	11,818	62,504
	2,358,991	2,622,526	1,376,289	6,357,806
Foreign exchange and gold contracts
Futures	14,793	6,512	31	21,336
Spot and forwards	447,100	32,459	8,265	487,824
Swaps	204,224	439,600	217,455	861,279
Options purchased	23,978	8,480	697	33,155
Options written	28,148	8,392	752	37,292
	718,243	495,443	227,200	1,440,886
Other derivative contracts
Equity	94,113	33,062	528	127,703
Credit	13,824	7,485	6,652	27,961
Commodity and other contracts	39,421	20,372	590	60,383
	147,358	60,919	7,770	216,047
Total	$3,224,592	$3,178,888	$1,611,259	$8,014,739

As at October 31, 2022 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$144,488	$60,795	$–	$205,283
Forward rate agreements	109,569	23,122	305	132,996
Swaps	2,458,160	2,142,509	1,114,029	5,714,698
Options purchased	16,599	19,841	2,881	39,321
Options written	13,897	18,045	12,625	44,567
	2,742,713	2,264,312	1,129,840	6,136,865
Foreign exchange and gold contracts
Futures	7,334	7,342	204	14,880
Spot and forwards	452,733	27,323	7,657	487,713
Swaps	175,690	331,270	188,494	695,454
Options purchased	18,916	6,514	353	25,783
Options written	21,698	4,675	343	26,716
	676,371	377,124	197,051	1,250,546
Other derivative contracts
Equity	78,998	40,414	550	119,962
Credit	17,124	6,602	3,308	27,034
Commodity and other contracts	42,464	20,027	297	62,788
	138,586	67,043	4,155	209,784
Total	$3,557,670	$2,708,479	$1,331,046	$7,597,195

(c)	Credit risk
As with other financial assets, derivative instruments are subject to credit risk. Credit risk arises from the possibility that counterparties may default on their obligations to the Bank. However, whereas the credit risk of other financial assets is represented by the principal amount net of any applicable allowance for credit losses, the credit risk associated with derivatives is normally a small fraction of the notional amount of the derivative instrument.
Derivative contracts generally expose the Bank to credit loss if changes in market rates affect a counterparty’s position unfavourably and the counterparty defaults on payment. Accordingly, exposure to credit risk of derivatives is represented by the positive fair value of the instrument.
Negotiated
over-the-counter
derivatives generally present greater credit exposure than exchange-traded contracts. The net change in the exchange-traded contracts is normally settled daily in cash with the exchange. Holders of these contracts look to the exchange for performance under the contract.
The Bank strives to limit credit risk by dealing with counterparties that it believes are creditworthy, and investment grade counterparties account for a significant portion of the credit risk exposure arising from the Bank’s derivative transactions as at October 31, 2023. To control credit risk associated with derivatives, the Bank uses similar credit risk management activities and procedures to the approaches used in the lending business in assessing and adjudicating exposure. The Bank utilizes a risk metric, potential future exposure (PFE) for derivatives, to measure utilization against established credit limits to the counterparty. PFE measures the effect that changes in the market have on derivative exposures throughout the lifetime of the counterparties’ trades. Additionally, PFE considers risk mitigants such as netting and collateralization. PFE limits and utilization for derivatives counterparties are authorized and monitored by the Bank’s risk management unit.
The Bank obtains the benefit of netting by entering into master netting arrangements with counterparties (typically industry standard International Swaps and Derivatives Association (ISDA) agreements), which allow for a single net settlement of all transactions covered by that agreement in the event of a default or early termination of the transactions. In this manner, the credit risk associated with favourable contracts is eliminated by the master netting arrangement to the extent that unfavourable contracts with the same counterparty are not settled before favourable contracts.
Collateralization is typically documented by way of an ISDA Credit Support Annex (CSA), the terms of which may vary according to each party’s view of the other party’s creditworthiness. CSAs can require one party to post initial margin at the onset of each transaction. CSAs also allow for variation margin to be called if total uncollateralized mark-to-market
exposure exceeds an agreed upon threshold. Such variation margin provisions can be one way (only one party will ever post collateral) or bi-lateral
(either party may post collateral depending upon which party is in-the-money).
The CSA will also detail the types of collateral that are acceptable to each party, and the adjustments that will be applied against each collateral type. The terms of the ISDA master netting agreements and CSAs are taken into consideration in the calculation of counterparty credit risk exposure (see also page 85 of the 2023 Annual Report).
Derivative instruments used by the Bank include credit derivatives in its investment and loan portfolios: credit protection is sold as an alternative to acquiring exposure to bond or loan assets, and bought to manage or mitigate credit exposures.
The following table summarizes the credit exposure of the Bank’s derivative financial instruments. The credit risk amount (CRA) represents the estimated replacement cost, or positive fair value, for all contracts. CRA takes into account master netting or collateral arrangements that have been made
1
. CRA does not reflect actual or expected losses.
The credit equivalent amount (CEA) is the exposure at default (EAD) prescribed in the Capital Adequacy Requirements (CAR) Guidelines of the Office of the Superintendent of Financial Institutions (OSFI). The risk-weighted asset is calculated by multiplying the CEA by the capital requirement (K) times 12.5, where K is a function of the probability of default (PD), loss given default (LGD), maturity and prescribed correlation factors. Other derivative contracts – other includes precious metals other than gold, and other commodities, including energy and base metal derivatives.

	2023				2022
	Revised Basel III (1)				Basel III
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (2)	Credit equivalent amount (CEA) (2)	Risk- Weighted Assets	Notional amount	Credit risk amount (CRA) (2)	Credit equivalent amount (CEA) (2)	Risk- Weighted Assets
Interest rate contracts
Futures	$445,831	$–	$17	$1	$205,283	$–	$10	$–
Forward rate agreements	92,773	128	59	39	132,996	311	93	55
Swaps	5,701,549	4,678	8,322	611	5,714,698	4,331	7,655	589
Options purchased	55,149	41	164	49	39,321	183	179	50
Options written	62,504	–	16	4	44,567	–	7	1
	6,357,806	4,847	8,578	704	6,136,865	4,825	7,944	695
Foreign exchange and gold contracts
Futures	21,336	–	388	8	14,880	–	253	5
Spot and forwards	487,824	1,544	4,458	1,168	487,713	1,784	5,834	1,425
Swaps	861,279	1,289	10,665	1,993	695,454	2,147	10,330	2,273
Options purchased	33,155	410	693	218	25,783	472	638	172
Options written	37,292	–	26	7	26,716	–	16	3
	1,440,886	3,243	16,230	3,394	1,250,546	4,403	17,071	3,878
Other derivative contracts
Equity	127,703	1,102	7,747	1,325	119,962	636	6,534	968
Credit	27,961	130	60	14	27,034	271	415	136
Commodity and other contracts	60,383	1,502	3,402	348	62,788	2,636	9,057	649
	216,047	2,734	11,209	1,687	209,784	3,543	16,006	1,753
Credit Valuation Adjustment	–	–	–	4,703	–	–	–	6,422
Total derivatives	$8,014,739	$10,824	$36,017	$10,488	$7,597,195	$12,771	$41,021	$12,748
Amount settled through central counterparties (3)
Exchange-traded	577,984	–	4,078	93	307,076	–	8,110	175
Over-the-counter	5,395,825	–	4,256	85	5,473,700	–	4,175	83
	$5,973,809	$–	$8,334	$178	$5,780,776	$–	$12,285	$258

(1)	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
(2)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $40,516 (2022 – $42,929) for CRA, and $87,034 (2022 – $84,431) for CEA.

(3)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

1	Regulatory haircuts prescribed by the OSFI CAR Guidelines are applied to the collateral balances of the CRA measure.

(d)	Fair value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2023		2023		2022
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$199	$34	$128	$–	$311	$48
Swaps	9,090	9,575	8,844	11,112	8,385	8,300
Options	755	718	1,413	586	1,384	571
	10,044	10,327	10,385	11,698	10,080	8,919
Foreign exchange and gold contracts
Forwards	6,418	6,012	7,319	5,574	8,624	7,128
Swaps	12,129	10,888	12,251	12,663	15,672	16,722
Options	590	560	627	601	795	576
	19,137	17,460	20,197	18,838	25,091	24,426
Other derivative contracts
Equity	2,607	3,125	3,146	3,174	2,560	3,648
Credit	503	26	344	28	780	25
Commodity and other contracts	2,920	2,476	2,440	2,280	4,925	3,667
	6,030	5,627	5,930	5,482	8,265	7,340
Trading derivatives’ market valuation	$35,211	$33,414	$36,512	$36,018	$43,436	$40,685
Hedging
Interest rate contracts
Swaps			$5,557	$13,383	$5,130	$13,935
Foreign exchange and gold contracts
Forwards			224	667	956	1,078
Swaps			9,046	8,508	6,176	10,130
			$9,270	$9,175	$7,132	$11,208
Other derivative contracts
Equity			$1	$84	$1	$72
Hedging derivatives’ market valuation			$14,828	$22,642	$12,263	$25,215
Total derivative financial instruments as per Statement of Financial Position			$51,340	$58,660	$55,699	$65,900
Less: impact of master netting and collateral (2)			40,516	40,516	42,929	42,929
Net derivative financial instruments (2)			$10,824	$18,144	$12,770	$22,971

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2022 was: favourable $40,673 and unfavourable $39,481. Average fair value amounts are based on the latest 13 month-end
balances.

(2)
Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

(e)	Hedging activities
The Bank manages interest rate risk, foreign currency risk and equity risk through hedge accounting transactions.
Interest rate risk
Single-currency interest rate swaps are used to hedge interest rate risk exposure. In fair value hedges of interest rate risk, the interest rate exposure from fixed rate assets and liabilities is converted from fixed to floating rate exposure. In cash flow hedges of interest rate risk, the interest rate exposure from floating rate assets and liabilities is converted from floating to fixed rate exposure. The Bank generally hedges interest rate risk only to the extent of benchmark interest rates.
Foreign currency risk
In fair value hedges, cross-currency swaps and single-currency interest rate swaps are used to manage foreign currency exposure in conjunction with interest rate exposure. Cross-currency interest rate swaps or a combination of cross-currency basis swaps and single-currency interest rate swaps are mainly used to convert a foreign currency fixed rate exposure to a functional currency floating rate exposure. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In cash flow hedges, cross-currency interest rate swaps, single-currency interest rate swaps, foreign currency forwards and foreign currency assets or liabilities are used to manage foreign currency exposure, or a combined foreign currency and interest rate exposure. Cross-currency interest rate swaps are used to offset the foreign currency exposure by exchanging the interest cash flows in one currency to another currency. Single-currency interest rate swaps may be used in conjunction with cross-currency swaps to convert the foreign currency exposure or resulting functional currency exposure from floating to fixed. Foreign currency forwards and foreign currency denominated assets and liabilities are used to offset the exposure arising from highly probable future cash flows, including purchase considerations for business acquisitions and sale proceeds for business divestitures that are denominated in a foreign currency. In hedges of both foreign currency and interest rate exposure, the interest rate risk is generally hedged only to the extent of the benchmark interest rate.
In net investment hedges, the Bank designates foreign currency liabilities and foreign currency forwards as hedging instruments to manage foreign currency exposure. The designated non-derivative
liabilities are denominated in the functional currency of the net investment, such that the foreign currency translation impact from the net investment will be offset by the foreign currency impact from the designated liabilities. The foreign currency forward contracts are structured to sell the functional currency of the net investment in return for the Bank’s functional currency.

Equity risk
Equity risk is created by the Bank’s share-based compensation plans awarded to employees. In cash flow hedges, total return swaps are mainly used to offset the equity exposure by exchanging interest payments for payments based on the returns on the underlying shares.
For all of the risks identified above, the economic relationship and hedge ratio are determined using a qualitative and quantitative assessment. This assessment incorporates comparison of critical terms of the hedged and hedging item, and regression analysis. For regression analysis, a hedging relationship is considered highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8 or greater; slope of the regression is within a
0.8-1.25
range; and confidence level of the slope is at least 95%.The main sources of hedge ineffectiveness include the following:

•	The use of different discount curves to value the hedged item and the hedging derivative in fair value hedges, in order to reflect the reduced credit risk of collateralized derivatives;
•	Differences in key terms such as the underlying reference interest rate tenor, reset/settlement frequency and floating spread between the hedging instruments and the hedged item.
The Bank has elected to continue to apply the hedge accounting requirements of IAS 39. However, the Bank has implemented the additional hedge accounting disclosures that are required by the IFRS 9 related amendments to IFRS 7 “
Financial Instruments: Disclosures
”.
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2023				2022
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$20,101	$85,858	$13,987	$119,946	$35,535	$89,709	$17,588	$142,832
Foreign currency/interest rate risk – swaps	–	–	–	–	–	–	–	–

Cash flow hedges
Interest rate risk – swaps	19,356	78,159	24,809	122,324	18,267	69,933	34,180	122,380
Foreign currency/interest rate risk – swaps	10,921	16,826	8,175	35,922	16,886	17,628	8,527	43,041
Foreign currency risk
Swaps	68,514	102,582	26,521	197,617	47,525	89,863	28,745	166,133
Foreign currency forwards	214	–	–	214	14,699	–	–	14,699
Cash	84	–	–	84	77	–	–	77
Equity risk – total return swaps	307	511	–	818	270	603	–	873

Net investment hedges
Foreign currency risk
Foreign currency forwards	23,150	–	–	23,150	24,038	–	–	24,038
Deposit liabilities	6,402	–	–	6,402	6,289	–	–	6,289
Total	$149,049	$283,936	$73,492	$506,477	$163,586	$267,736	$89,040	$520,362

(1)	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

The following table shows the average rate or price of significant hedging instruments.

	2023			2022
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	2.51%	n/a	n/a	1.83%	n/a	n/a

Cash flow hedges
Interest rate risk – swaps	3.09%	n/a	n/a	2.57%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	2.15%	1.31	n/a	1.70%	1.30	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.32	n/a	n/a	1.27	n/a
CAD-EUR	n/a	1.45	n/a	n/a	1.19	n/a
CAD-GBP	n/a	1.69	n/a	n/a	1.56	n/a
Foreign currency forwards
CAD-USD	n/a	n/a	n/a	n/a	1.29	n/a
Equity price risk – total return swaps	n/a	n/a	$72.25	n/a	n/a	$75.35

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.34	n/a	n/a	1.29	n/a
MXN-CAD	n/a	14.47	n/a	n/a	16.91	n/a
PEN-CAD	n/a	2.84	n/a	n/a	3.07	n/a

(1)
The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term to maturity of less than 5 years.

For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2023 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$4,008	$(4,009)	$(155)	$140	$(15)
Investment securities			323	(343)	(20)	$36,367	$(2,380)	$55
Loans			(556)	573	17	83,899	(818)	(1,132)
Deposit liabilities			113	(125)	(12)	(65,444)	3,062	770
Subordinated debentures			(35)	35	–	(6,185)	238	(12)

Foreign currency/interest
rate risk – swaps	–	–	–	–	–
Investment securities			–	–	–	–	–	–
Total	$4,008	$(4,009)	$(155)	$140	$(15)	$48,637	$102	$(319)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2023.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2022 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$4,238	$(4,635)	$1,188	$(1,179)	$9
Investment securities			2,837	(2,811)	26	$31,325	$(2,500)	$54
Loans			2,550	(2,579)	(29)	111,469	(1,552)	(1,926)
Deposit liabilities			(3,998)	4,010	12	(72,004)	3,997	312
Subordinated debentures			(201)	201	–	(5,354)	202	(44)

Foreign currency/interest
rate risk – swaps	–	–	–	–	–
Investment securities			–	–	–	80	–	(1)
Total	$4,238	$(4,635)	$1,188	$(1,179)	$9	$65,516	$147	$(1,605)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2022.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2023 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$2,690	$(8,217)	$(413)	$(500)	$91
Foreign currency/interest rate risk – swaps	319	(3,818)	(670)	(638)	(15)
Foreign currency risk
Swaps	7,586	(5,847)	5,125	5,130	(1)
Foreign currency forwards	16	(4)	(141)	(133)	(11)
Cash	84	–	(7)	(7)	–
Equity risk – total return swaps	1	(84)	(67)	(67)	–
	10,696	(17,970)	3,827	3,785	64
Net investment hedges
Foreign currency risk
Foreign currency forwards	208	(663)	(1,188)	(1,188)	–
Deposit liabilities	n/a	(6,402)	(91)	(91)	–
	208	(7,065)	(1,279)	(1,279)	–
Total	$10,904	$(25,035)	$2,548	$2,506	$64

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2023.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2022 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$1,977	$(7,683)	$(4,193)	$(4,250)	$11
Foreign currency/interest rate risk – swaps	314	(3,277)	(4,318)	(4,349)	(24)
Foreign currency risk
Swaps	4,777	(8,470)	(2,592)	(2,589)	(5)
Foreign currency forwards	678	(61)	1,162	1,159	2
Cash	72	–	22	22	–
Equity risk – total return swaps	1	(72)	(134)	(134)	–
	7,819	(19,563)	(10,053)	(10,141)	(16)
Net investment hedges
Foreign currency risk
Foreign currency forwards	278	(1,017)	(1,343)	(1,343)	–
Deposit liabilities	n/a	(6,289)	(574)	(574)	–
	278	(7,306)	(1,917)	(1,917)	–
Total	$8,097	$(26,869)	$(11,970)	$(12,058)	$(16)

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2022.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI gains/ (losses) as at November 1, 2022	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2023	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2023
For the year ended October 31, 2023 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(3,458)	$(504)	$482	$(3,480)	$(3,227)	$(253)
Foreign currency/interest rate risk	(1,875)	(655)	523	(2,007)	(2,096)	89
Foreign currency risk	(1,181)	4,989	(4,511)	(703)	(708)	5
Equity risk	(4)	(67)	51	(20)	(29)	9
	(6,518)	3,763	(3,455)	(6,210)	(6,060)	(150)
Net investment hedges
Foreign currency risk	(3,484)	(1,279)	702	(4,061)	(3,966)	(95)
Total	$(10,002)	$2,484	$(2,753)	$(10,271)	$(10,026)	$(245)

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other except for amortization, which is recorded in interest income.

	AOCI gains/ (losses) as at November 1, 2021	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	AOCI gains/ (losses) as at October 31, 2022	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2022
For the year ended October 31, 2022 ($ millions)					Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	$(456)	$(4,204)	$1,202	$(3,458)	$(3,526)	$68
Foreign currency/interest rate risk	(9)	(4,294)	2,428	(1,875)	(2,003)	128
Foreign currency risk	43	(1,405)	181	(1,181)	(1,179)	(2)
Equity risk	61	(134)	69	(4)	(4)	–
	(361)	(10,037)	3,880	(6,518)	(6,712)	194
Net investment hedges
Foreign currency risk	(1,829)	(1,917)	262	(3,484)	(3,387)	(97)
Total	$(2,190)	$(11,954)	$4,142	$(10,002)	$(10,099)	$97

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other.